COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

December 1, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia AMT-Free Tax-Exempt Bond Fund

Columbia Floating Rate Fund

Columbia Global Opportunities Fund

Columbia Income Opportunities Fund

Columbia Inflation Protected Securities Fund

Columbia Large Core Quantitative Fund

Columbia Large Growth Quantitative Fund

Columbia Large Value Quantitative Fund

Columbia Limited Duration Credit Fund

Columbia Minnesota Tax-Exempt Fund

Columbia Money Market Fund

Post-Effective Amendment No. 136
File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for Columbia Floating Rate Fund, Columbia Global Opportunities Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large Value Quantitative Fund, Columbia Limited Duration Credit Fund, Columbia Minnesota Tax-Exempt Fund and Columbia Money Market Fund and the Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 136 (Amendment). This Amendment was filed electronically on November 24, 2015.

If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary

Columbia Funds Series Trust II